Related party transactions - Summary of transactions between related parties explanatory (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	R$ 0	R$ (3,562,079)
Revenue/(Expenses)	6,104	(160,835)	R$ (60,177)
Securities
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	0	238,088
Revenue/(Expenses)	17,403	24,770	4,270
Securities purchased under agreements to resell
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	0	0
Revenue/(Expenses)	5,101	9,370	19,098
Accounts receivable and Loans operations
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	0	476
Revenue/(Expenses)	424	1,330	744
Securities sold under repurchase agreements
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	0	(3,800,643)
Revenue/(Expenses)	(16,824)	(196,305)	(84,268)
Borrowings
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	0	0
Revenue/(Expenses)	R$ 0	R$ 0	R$ (21)